497(e)
                                                                       333-05593

The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED FEBRUARY 23, 2004 TO THE SEPTEMBER 15, 2003 PROSPECTUS FOR THE EQUITABLE ACCUMULATOR(R)
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This supplement, which is FOR USE IN NEW YORK ONLY, modifies certain information in the above-referenced Prospectus, Supplements to Prospectus and Statement of Additional Information dated September 15, 2003, as previously supplemented to date (together the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The "Greater of the 6% Roll up or Annual Ratchet guaranteed minimum death benefit" is not available in New York. Accordingly, all references in your Prospectus to this benefit are deleted. In New York, you have a choice of the standard death benefit or the Annual Ratchet to age 85 guaranteed minimum death benefit. See "Contracts features and benefits" under "Guaranteed minimum death benefit" in your Prospectus for more information about these benefits.

B. The Protection Plus feature is not available in New York. Accordingly, all references to this feature in your Prospectus are deleted.

C. In "Contract features and benefits" under "Allocating your contributions" under "Self-directed allocation" the following sentence is added as the third sentence in the first paragraph:

     No more than 25% of any contribution may be allocated to the guaranteed interest option.

D. In "Determining your contract's value" under "Termination of your contract," the following is added as a second paragraph:

     In New York, if your account value in the variable investment options and the fixed maturity options is insufficient to pay the annual administrative, guaranteed minimum death benefit and/or the guaranteed minimum income benefit charges, and you have no account value in the guaranteed interest option, your contract will terminate without value, and you will lose any applicable benefits. See "Charges and expenses" later in the Prospectus.

E. In "Transferring your money among investment options" under "Transferring your account value," the following two bullets are added before the last bullet:

     o During the first contract year, transfers into the guaranteed interest option are not permitted.

     o After the first contract year, a transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

F. In "Accessing your money" under "Your annuity payout options" under "The amount applied to purchase an annuity payout option," the following is added as the last sentence in the fourth paragraph:

     In New York, the amount applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge applied. The income provided, however, will never be less than what would be provided by applying the account value to the guaranteed annuity purchase factors.

G. In "Accessing your money" under "Your annuity payout options" under "Annuity maturity date," please see the Prospectus for the applicable maximum annuitization ages in New York.

H. In "Charges and expenses" under "Charges that Equitable Life deducts," please note the following changes:

     (a) Under "Annual administrative charge," the second and third paragraphs are deleted in their entirety and replaced with the following three paragraphs:

          We will deduct this charge from your value in the variable investment options on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

          In New York, deductions from the fixed maturity options (including the Special 10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.5%.


173498V1                                                                X00743
FORM NO. IM 04-04 SUPP (2/04)
CAT. NO. 133424 (2/04)

          If your account value in the variable investment options and the fixed maturity options is insufficient to pay this charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract's value" earlier in this Prospectus.

     (b) Under "Guaranteed minimum death benefit charge," the third and fourth paragraphs are deleted in their entirety and replaced with the following three paragraphs:

          We will deduct this charge from your value in the variable investment options on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

          In New York, deductions from the fixed maturity options (including the Special 10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.5%.

          If your account value in the variable investment options and the fixed maturity options is insufficient to pay this charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract's value" earlier in this Prospectus.

     (c) The paragraph entitled "Guaranteed principal benefit option 2," is deleted in its entirety and replaced with the following two paragraphs:

          If you purchase the GPB Option 2, we deduct a charge annually from your account value on the first 10 contract date anniversaries. The charge is equal to 0.50% of the account value. We will deduct this charge from your value in the variable investment options on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

          In New York, deductions from the fixed maturity options (including the Special 10 year fixed maturity option) cannot cause the credited net interest for the contract year to fall below 1.5%.

     (d) Under "Guaranteed minimum income benefit charge" the second and third paragraphs are deleted in their entirety and replaced with the following three paragraphs:

          We will deduct this charge from your value in the variable investment options on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

          In New York, deductions from the fixed maturity options cannot cause the credited net interest for the contract year to fall below 1.5%.

          If your account value in the variable investment options and the fixed maturity options is insufficient to pay this charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Termination of your contract" in "Determining your contract's value" earlier in this Prospectus.

     (e) Under "Withdrawal charge" under "For contracts issued in New York - fixed maturity options" please see the Prospectus for the New York withdrawal charge schedule applicable to monies withdrawn from and transferred among the fixed maturity options.

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